Annual Total Returns[BarChart] - Xtrackers FTSE Developed ex US Multifactor ETF - Xtrackers FTSE Developed ex US Multifactor ETF	2016	2017	2018	2019	2020
Total	1.31%	27.58%	(13.62%)	18.64%	8.36%